Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 24	$ (2)
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	35	36	$ 34
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	0	2	43
Net income from investments in associated corporations	$ 54	7	$ 12
Other smaller operating segments and corporate adjustments [member] | Operating Segments [Member] | Computer software [member]
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss intangible assets other than goodwill		$ 97